FINANCIAL INSTRUMENTS (Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	$ 118,735	$ 65,777
Cash and Cash Equivalents [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	118,735	65,777
Cash and Cash Equivalents [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member]
Disclosure of financial assets [line items]
Financial assets	64,545	53,430
Short-term investments - money market instruments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	64,545	53,430
Short-term investments - money market instruments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in public companies [Member]
Disclosure of financial assets [line items]
Financial assets	13,444	6,633
Investments in public companies [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	13,444	6,633
Investments in public companies [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in public companies [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member]
Disclosure of financial assets [line items]
Financial assets		2,117
Investments in private company [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets		$ 2,117
Investments in private companies [Member]
Disclosure of financial assets [line items]
Financial assets	2,289
Investments in private companies [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private companies [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private companies [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,289